Derivatives - Additional Information (Detail) - Foreign Exchange Forward And Option Contracts and Not Designated As Hedging Instrument Economic Hedge [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional value of derivatives	$ 2,800
Contract expiring terms	2024-01
Loss from foreign currency forward and option contracts not designated as hedging instruments	$ (2,791)	$ (917)	$ (237)